Information on staff and remuneration - Remuneration to the Executive Management (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties
Base salary	kr 17,024	kr 15,454	kr 13,499
Short term Bonus	8,463	13,885	6,197
Pension contribution	1,932	1,755	1,285
Other short term benefits	1,282	1,296	1,628
Share based compensation expenses	9,945	6,867	6,359
Total	38,646	39,257	28,968
Executive management
Disclosure of transactions between related parties
Base salary	10,638	8,895	6,810
Short term Bonus	5,724	11,305	3,544
Pension contribution	1,619	1,366	681
Other short term benefits	996	1,250	593
Share based compensation expenses	6,522	4,895	1,888
Total	25,499	27,711	13,516
EVP, R&D and CMO
Disclosure of transactions between related parties
Base salary	2,967	2,807
Short term Bonus	1,266	1,032
Pension contribution	593	505
Other short term benefits	282	269
Share based compensation expenses	2,281	2,304
Total	7,389	6,917
Former CFO (resigned 2/28/2019)
Disclosure of transactions between related parties
Base salary		1,745	4,189
Short term Bonus		419	2,513
Pension contribution		175	419
Other short term benefits		60	320
Share based compensation expenses		0	0
Total		2,399	7,441
Former CFO (resigned 3/28/2019)
Disclosure of transactions between related parties
Base salary		655	2,621
Short term Bonus		248	1,031
Pension contribution		66	262
Other short term benefits		61	273
Share based compensation expenses		1,677	1,888
Total		2,707	6,075
Chief Executive Officer
Disclosure of transactions between related parties
Base salary	4,950	3,100
Short term Bonus	3,267	9,072
Pension contribution	990	620
Other short term benefits	699	855
Share based compensation expenses	2,534	832
Total	12,440	14,479
Chief Financial Officer
Disclosure of transactions between related parties
Base salary	2,721	588
Short term Bonus	1,191	534
Pension contribution	36	0
Other short term benefits	15	5
Share based compensation expenses	1,707	82
Total	5,670	1,209
Other Corporate Management
Disclosure of transactions between related parties
Base salary	6,386	6,559	6,689
Short term Bonus	2,739	2,580	2,653
Pension contribution	313	389	604
Other short term benefits	286	46	1,035
Share based compensation expenses	3,423	1,972	4,471
Total	kr 13,147	kr 11,546	kr 15,452